Additional Details to the Statement of Profit or Loss and Comprehensive Profit or Loss (Details) - Schedule of cost of sales expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of cost of sales expenses [Abstract]
Energy and infrastructure	$ 30,195	$ 18,299
Depreciation and amortization	24,476	11,486
Purchases of electrical components	1,973	1,138
Electrician salaries and payroll taxes	1,727	907
Cost of sales	$ 58,371	$ 31,830